Other accounts receivable, net	12 Months Ended
Dec. 31, 2020
Other accounts receivable, net
Other accounts receivable, net

8.  Other accounts receivable, net

An analysis of other accounts receivable at December 31, 2020 and 2019, is detailed below:

	2020		2019
Current:
Credit cards	Ps.	231,260	Ps.	389,634
Benefits from suppliers		105,947		26,989
Other accounts receivable		87,204		189,904
Other points of sales		67,315		102,002
Cargo clients		45,201		46,600
Employees		36,287		29,681
Travel agencies and insurance commissions		16,099		76,975
Marketing services receivable		4,020		7,024
Airport services		15		42,894
Affinity credit card		—		49,040
Settlement receivable		—		2,422
Insurance claims		—		143
		593,348		963,308
Allowance for credit losses		(32,708)		(40,308)
	Ps.	560,640	Ps.	923,000

Accounts receivable have the following aging:

	2020		2020		Total		2019		2019		Total
Days	Impaired		Not impaired		2020		Impaired		Not impaired		2019
0–30	Ps.	4,090	Ps.	486,001	Ps.	490,091	Ps.	5,804	Ps.	722,651	Ps.	728,455
31–60		—		13,872		13,872		—		64,983		64,983
61–90		—		6,081		6,081		—		19,274		19,274
91–120		28,618		54,686		83,304		34,504		116,092		150,596
	Ps.	32,708	Ps.	560,640	Ps.	593,348	Ps.	40,308	Ps.	923,000	Ps.	963,308

The movement in the allowance for credit losses from January 1, 2018 to December 31, 2020 is as follows:

Balance as of January 1st, 2018	Ps.	(17,809)
Write-offs		17,126
Increase in allowance		(10,621)
Balance as of December 31, 2018		(11,304)
Write-offs		11,389
Increase in allowance		(40,393)
Balance as of December 31, 2019		(40,308)
Write-offs		21,264
Increase in allowance		(13,664)
Balance as of December 31, 2020	Ps.	(32,708)